Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss)Income
Net Income/(loss)	$ 29,687	$ (8,125)	$ 22,686	$ (16,623)
Other comprehensive income, net of tax
Net change in unrealized gains/(losses) on cash flow hedges	1,205	(3)	4,209	585
Other comprehensive income/(loss), net of tax	1,205	(3)	4,209	585
Comprehensive income/(loss)	$ 30,892	$ (8,128)	$ 26,895	$ (16,038)